Ordinary Shares - Additional Information (Detail) - USD ($)	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Feb. 24, 2016	Nov. 11, 2015	Aug. 18, 2015
Class of Stock [Line Items]
Stock repurchase program, authorized amount, value				$ 40,000,000	$ 20,000,000
Stock repurchase program, additional authorized amount, value				$ 20,000,000	$ 10,000,000	$ 10,000,000
Repurchase of shares	$ 0	$ 0	$ 36,760,000
Ordinary shares
Class of Stock [Line Items]
Repurchase of shares, shares	0	0	11,326,460